Related Party Transactions Related Party Narrative (Details) DWT in Thousands		6 Months Ended		12 Months Ended
	Dec. 29, 2016	Jun. 30, 2018 USD ($) DWT shares	Jun. 30, 2017	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Jan. 02, 2018 USD ($)	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 shares	Mar. 15, 2016 USD ($)
Related Party Transaction [Line Items]
Due from Other Related Parties, Noncurrent		$ 14,921,000		$ 15,821,000
Common Stock, Shares, Issued | shares		75,459,344		75,298,676
Common stock, $0.01 par value per share; authorized 212,500,000 shares; issued and outstanding 75,960,341 and 74,902,364 shares as of June 30, 2018 and December 31, 2017, respectively		$ 785,000		$ 762,000
Current Fiscal Year End Date		--12-31
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Vessel acquisition fee payable to SSH, per vessel acquired		$ 250,000
Stock Issued During Period, Shares, Issued for Services | shares				12,946	51,679
Months of notice given by the company to terminate the administrative agreement		24 months
Common Stock, Shares, Issued | shares							5,250,000	5,000,000
Common stock, $0.01 par value per share; authorized 212,500,000 shares; issued and outstanding 75,960,341 and 74,902,364 shares as of June 30, 2018 and December 31, 2017, respectively							$ 16,000,000		$ 15,000,000
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Commercial management fee payable to SCM (per vessel per day)		$ 300
Commission payable to SCM of gross revenues per charter		1.75%
Termination fee per vessel		$ 500,000
Construction Supervisory Services payable per vessel		$ 200,000
Percent of estimated revenue generated by related party		1.00%
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Due from Other Related Parties, Noncurrent		$ 4,380,000		$ 5,080,000
Concentration Risk, Customer		.36	.43
Ultramax pool [Member]
Related Party Transaction [Line Items]
Due from Other Related Parties, Noncurrent		$ 10,541,000		10,741,000
Concentration Risk, Customer		.64	.57
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Annual Fee per vessel to provide technical management service		$ 200,000		$ 200,000		$ 200,000
Amount of months notice that must be given by either party for termination of Management Agreements	3 months
Termination fee equal to a term for management fees	3 months
Related Party Transaction [Domain]
Related Party Transaction [Line Items]
Prepaid Insurance		$ 1,100,000
Newbuilding Drybulk carriers [Member]
Related Party Transaction [Line Items]
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | DWT		30
Minimum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 200,000
Maximum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		500,000
Contract Termination [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Termination fee per vessel		$ 500,000
Threshold period for annual frees		2 years
Contract Termination [Member] | Minimum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Annual Fee per vessel to provide technical management service		$ 200,000
Contract Termination [Member] | Maximum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Annual Fee per vessel to provide technical management service		$ 400,000